Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial statements
	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2019
Warrant liabilities	$-	$533,319	$533,319
Ordinary shares subject to possible redemption	$108,547,510	$(533,321)	$108,014,189
Ordinary shares	$2,567,939	$(132,251)	$2,435,688
Retained earnings	$2,432,069	$132,253	$2,564,322
Total shareholders’ equity	$5,000,008	$2	$5,000,010

	As Previously Reported	Adjustments	As Restated
Balance Sheet as of December 31, 2020
Warrant liabilities	$-	$522,579	$52,579
Ordinary shares subject to possible redemption	$2,672,183	$(522,576)	$2,149,607
Ordinary shares	$2,553,378	$(142,996)	$2,410,382
Retained earnings	$2,446,631	$142,993	$2,589,624
Total shareholders’ equity	$5,000,009	$(3)	$5,000,006

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2019
Change in fair value of warrant liabilities	$-	$77,859	$77,859
Net income	$2,090,361	$77,859	$2,168,220
Income attributable to ordinary shares subject to possible redemption	$(2,345,916)	$11,318	$(2,334,598)
Adjusted net loss	$(255,555)	$89,177	$(166,378)
Basic and diluted weighted average shares outstanding	4,097,705	45,751	4,143,456
Adjusted basic and diluted net loss per ordinary share	$(0.06)	$0.02	$(0.04)

	As Previously Reported	Adjustments	As Restated
Statement of Operations for the Year Ended December 31, 2020
Change in fair value of warrant liabilities	$-	$10,740	$10,740
Net income	$14,562	$10,740	$25,302
Income attributable to ordinary shares subject to possible redemption	$(97,280)	$19,019	$(78,261)
Adjusted net loss	$(82,718)	$29,759	$(52,959)
Basic and diluted weighted average shares outstanding	4,307,454	48,740	4,356,194
Adjusted basic and diluted net loss per ordinary share	$(0.02)	$0.01	$(0.01)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2019
Net income	$2,090,361	$77,859	$2,168,220
Change in fair value of warrant liabilities	-	$(77,859)	$(77,859)

	As Previously Reported	Adjustments	As Restated
Statement of Cash Flows for the Year Ended December 31, 2020
Net income	$14,562	$10,740	$25,302
Change in fair value of warrant liabilities	-	$(10,740)	$(10,740)